Equity (Details) - Schedule of stock option activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Stock Option Activity Abstract
Number of Options, Outstanding, Beginning balance	1,656,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 2
Number of Options, Granted		1,656,000
Weighted Average Exercise Price, Granted		$ 2
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited or cancelled
Weighted Average Exercise Price, Forfeited or cancelled
Number of Options, Outstanding, Ending balance	1,656,000	1,656,000
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2	$ 2
Number of Options, Exercisable, Ending balance	1,656,000	1,656,000
Weighted Average Exercise Price, Exercisable, Ending balance	$ 2	$ 2